Travel Suppliers Payable - Schedule of Travel Supplier Payables (Parenthetical) (Detail) - USD ($) $ in Thousands	Jun. 30, 2018	Dec. 31, 2017
Payables and Accruals [Abstract]
Deferred merchant bookings	$ 111,038	$ 137,396